INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes, continuing operations, consists of the following components (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current:
Federal	$70,210	$54,615	$76,563
State	14,708	12,076	16,408

Total current	84,918	66,691	92,971

Deferred:
Federal	(1,133)	12,113	(4,733)
State	(1,503)	2,333	(1,225)

Total deferred	(2,636)	14,446	(5,958)

Total provision for income taxes, continuing operations	$82,282	$81,137	$87,013

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory United States income tax rate to the effective income tax rate for continuing operations follows:

	Year Ended December 31,
	2010	2011	2012
Statutory federal tax rate	35.0%	35.0%	35.0%
State taxes (net of federal benefit)	4.3	4.5	4.3
Domestic production activities deduction	—	—	(3.4)
Other	0.8	0.1	(0.1)
Change in valuation allowance	(0.2)	—	—

Effective tax rate, continuing operations	39.9%	39.6%	35.8%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s net deferred income taxes are as follows (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Domestic NOL carryforwards	$11,088	$9,538
Foreign NOL carryforwards	43,748	1,785
Restructuring accrual	1,374	20
Deferred revenue	4,234	4,078
Accrued compensation	5,437	6,344
Stock-based compensation expense	21,832	17,795
Realized losses on investments	1,189	1,181
Deferred rent	4,638	5,375
Other	3,410	2,295

Total deferred tax assets	96,950	48,411
Valuation allowance	(45,971)	(3,965)

Total deferred tax assets, net	50,979	44,446

Deferred tax liabilities:
Unbilled receivables	(2,184)	(2,507)
Depreciation and amortization	(39,859)	(46,141)
Identifiable intangible assets	(118,246)	(99,598)
Deferred costs	(3,493)	(3,213)
Other	(417)	(424)

Total deferred tax liabilities	(164,199)	(151,883)

Net deferred tax liabilities	$(113,220)	$(107,437)

Reconciliation of Unrecognized Income Tax Benefits

The net increase in the liability for unrecognized income tax benefits is as follows (in thousands):

Balance at January 1, 2010	$1,072
Increase related to current year tax positions	95
Increase related to prior year tax positions	—
Reductions due to lapse in statutes of limitations	(8)

Balance at December 31, 2010	1,159
Increase related to current year tax positions	195
Increase related to prior year tax positions	715
Positions assumed in TARGUSinfo acquisition	259
Reductions due to lapse in statutes of limitations	(618)
Settlements	(144)

Balance at December 31, 2011	1,566
Increase related to current year tax positions	802
Increase related to prior year tax positions	2,739
Positions assumed in TARGUSinfo acquisition	147
Reductions due to lapse in statutes of limitations	(545)
Settlements	(306)

Balance at December 31, 2012	$4,403